SIGNIFICANT ACCOUNTING POLICIES - Concentration of credit risk and Concentration of customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant risks and uncertainties
Net revenues	$ 50,014	$ 51,905	$ 42,426
Accounts receivables	1,293	$ 1,282
Revenue | Customer risk
Significant risks and uncertainties
Net revenues	6,355
Revenue | Customer risk | The Former VIEs
Significant risks and uncertainties
Net revenues	6,355
Accounts receivable | Customer risk
Significant risks and uncertainties
Accounts receivables	1,144
Accounts receivable | Customer risk | The Former VIEs
Significant risks and uncertainties
Accounts receivables	$ 1,144